DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	BioDrain Medical, Inc.
Entity Central Index Key	0001446159
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 13,139	$ 122,985
Accounts receivable, net of Allowance for Doubtful Accounts of $4,073 and $0 in 2012 and 2011	39,711	50,294
Inventories	145,209	97,605
Prepaid expense and other assets	27,409	30,148
Total Current Assets	225,468	301,032
Fixed assets, net	3,521	4,600
Intangibles, net	140,588	140,588
Total Assets	369,577	446,220
LIABILITIES AND STOCKHOLDERS' DEFICIT
Current portion of long-term debt (See Note 6)	0	0
Current portion of convertible debt, net of discounts of $21,138 and $28,741 (See Note 6)	1,081,187	1,055,559
Accounts payable	733,595	731,135
Accrued expenses	1,599,519	566,574
Total Current Liabilities	3,414,301	2,353,268
Long-term debt and convertible debt, net of discounts of $0 and $16,446 (See Note 6)	89,300	630,153
Liability for equity-linked financial instruments (See Note 8)	169,179	166,063
Stockholders' Deficit:
Common stock, $.01 par value, 300,000,000 authorized, 104,247,228 and 32,074,000 outstanding	1,042,473	320,740
Additional paid-in capital	14,945,435	8,844,952
Deficit accumulated during development stage	(19,291,111)	(11,868,956)
Total Stockholders' Deficit	(3,303,203)	(2,703,264)
Total Liabilities and Stockholders' Deficit	$ 369,577	$ 446,220

BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 4,073	$ 0
Accumulated discounts on current portion of convertible debt (in dollars)	21,138	28,741
Accumulated discounts on long-term debt and convertible debt (in dollars)	$ 0	$ 16,446
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	104,247,228	32,074,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		128 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 188,772	$ 96,637	$ 301,434
Cost of goods sold	128,540	56,080	191,760
Gross margin	60,232	40,557	109,674
General and administrative expense	6,285,905	3,561,566	15,750,363
Operations expense	761,047	351,662	2,290,581
Sales and marketing expense	172,970	232,716	1,061,455
Interest expense	259,349	230,374	926,456
(Gain) loss on valuation of equity-linked instruments	3,116	151,118	(628,070)
Total expense	7,482,387	4,527,436	19,400,785
Net loss available to common shareholders	$ (7,422,155)	$ (4,486,879)	$ (19,291,111)
Loss per common share - basic and diluted (in dollars per share)	$ (0.11)	$ (0.18)	$ (1.59)
Weighted average shares used in computation - basic and diluted (in shares)	69,587,814	24,282,433	12,143,184

STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001		0
Issuance of common stock 9/1/02, $.0167 (1)	[1]	5,985	4,015	0	10,000
Issuance of common stock 9/1/02, $.0167 (1) (in shares)	[1]	598,549
Issuance of common 10/23/02, $1.67/share		30	4,970		5,000
Issuance of common 10/23/02, $1.67/share (in shares)		2,993
Net loss				(51,057)	(51,057)
Balance at Dec. 31, 2002		6,015	8,985	(51,057)	(36,057)
Balance (in shares) at Dec. 31, 2002		601,542
Issuance of common stock	[2]	239	161		400
Issuance of common stock (in shares)	[2]	23,942
Issuance of common 6/11 and 12,$1.67 (3)	[3]	216	34,784		35,000
Issuance of common 6/11 and 12,$1.67 (3) (in shares)	[3]	21,548
Net loss				(90,461)	(90,461)
Balance at Dec. 31, 2003		6,470	43,930	(141,518)	(91,118)
Balance (in shares) at Dec. 31, 2003		647,032
Issuance of common 5/25/04, $.0167 (4)	[4]	66	44		110
Issuance of common 5/25/04, $.0167 (4) (in shares)	[4]	6,567
Net loss				(90,353)	(90,353)
Balance at Dec. 31, 2004		6,536	43,974	(231,871)	(181,361)
Balance (in shares) at Dec. 31, 2004		653,599
Issuance of common stock	[5]	150	100		250
Issuance of common stock (in shares)	[5]	14,964
Vested stock options and warrants			2,793		2,793
Net loss				(123,852)	(123,852)
Balance at Dec. 31, 2005		6,686	46,867	(355,723)	(302,170)
Balance (in shares) at Dec. 31, 2005		668,563
Issuance of common 5/16 and 8/8, $.0167 (6)	[6]	869	582		1,451
Issuance of common 5/16 and 8/8, $.0167 (6) (in shares)	[6]	86,869
Issuance of common 10/19 and 23, $.0167 (7)	[7]	389	261		650
Issuance of common 10/19 and 23, $.0167 (7) (in shares)	[7]	38,906
Issuance of common 12/01, $1.67 (8)	[8]	287	44,523		44,810
Issuance of common 12/01, $1.67 (8) (in shares)	[8]	28,739
Vested stock options and warrants			13,644		13,644
Net loss				(273,026)	(273,026)
Balance at Dec. 31, 2006		8,231	105,877	(628,749)	(514,641)
Balance (in shares) at Dec. 31, 2006		823,077
Issuance of common stock	[9]	6	994		1,000
Issuance of common stock (in shares)	[9]	599
Vested stock options and warrants			73,907		73,907
Capital contributions resulting from waivers of debt			346,714		346,714
Value of equity instruments issued with debt			132,938		132,938
Net loss				(752,415)	(752,415)
Balance at Dec. 31, 2007		8,237	660,430	(1,381,164)	(712,497)
Balance (in shares) at Dec. 31, 2007		823,676
Issuance of common stock	[10]	45,528	1,547,974		1,593,502
Issuance of common stock (in shares)	[10]	4,552,862
Shares issued to finders, agents		20,127	(20,127)		0
Shares issued to finders, agents (in shares)		2,012,690
Shares issued to pay direct legal fees		2,857	(2,857)		0
Shares issued to pay direct legal fees (in shares)		285,714
Issuance of common due to anti-dilution provisions		2,059	(2,059)		0
Issuance of common due to anti-dilution provisions (in shares)		205,899
Shares issued to pay investor relations services 6/23/08, $.35		2,500	85,000		87,500
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)		250,000
Vested stock options and warrants			354,994		354,994
Capital contributions resulting from waivers of debt			129,684		129,684
Net loss				(1,762,628)	(1,762,628)
Balance at Dec. 31, 2008		81,308	2,753,039	(3,143,792)	(309,445)
Balance (in shares) at Dec. 31, 2008		8,130,841
Issuance of common stock		1,250	(1,250)		0
Issuance of common stock (in shares)		125,000
Cumulative effect of adoption of EITF 07-5			(486,564)	6,654	(479,910)
Vested stock options and warrants			111,835		111,835
Shares issued under PMM in April 2009, $.50		21,478	1,052,427		1,073,905
Shares issued under PMM in April 2009, $.50 (in shares)		2,147,810
Capital contributions resulting from waivers of debt			84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs			(222,296)		(222,296)
Shares issued to consultant for fund raising		300	(300)		0
Shares issued to consultant for fund raising (in shares)		30,000
Shares issued upon conversion of debt and interest, $.27		9,354	247,100		256,454
Shares issued upon conversion of debt and interest, $.27 (in shares)		935,446
Value of equity instruments issued with debt			30,150		30,150
Shares issued upon conversion of shareholder note, $.35		140	4,766		4,906
Shares issued upon conversion of shareholder note, $.35 (in shares)		14,024
Net loss				(2,892,230)	(2,892,230)
Balance at Dec. 31, 2009		113,830	3,573,507	(6,029,368)	(2,342,030)
Balance (in shares) at Dec. 31, 2009		11,383,121
Vested stock options and warrants			11,382		11,382
Shares issued in 2010 under PPM, $.50		3,546	173,729		177,275
Shares issued in 2010 under PPM, $.50 (in shares)		354,550
Shares issued to consultants for IR and consulting, $.50		3,741	183,304		187,045
Shares issued to consultants for IR and consulting, $.50 (in shares)		374,090
Value of equity instruments issued for consulting services			354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter			(25,553)		(25,553)
Shares issued in May 2010 to consultant, $.50		129	6,296		6,425
Shares issued in May 2010 to consultant, $.50 (in shares)		12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $.50		7,102	348,022		355,124
Shares issued in May 2010 to 2008 investors as a penalty for late registration, $.50 (in shares)		710,248
Value of equity instruments issued with debt			119,474		119,474
Value of equity-linked financial instruments issued in connection with PPM in second quarter			(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter			(31,506)		(31,506)
Shares issued in September 2010 under PPM, $.10		2,500	22,500		25,000
Shares issued in September 2010 under PPM, $.10 (in shares)		250,000
Shares issued to consultants in third quarter at $.22 per share		4,889	102,660		107,549
Shares issued to consultants in third quarter at $.22 per share (in shares)		488,860
Shares issued, November 2010, upon exercise of warrants at $.135 per share		1,286	16,071		17,357
Shares issued, November 2010, upon exercise of warrants at $.135 per share (in shares)		128,571
Shares issued to directors as compensation at $.15 per share		3,000	42,000		45,000
Shares issued to directors as compensation at $.15 per share (in shares)		300,000
Vested stock options in fourth quarter			161,107		161,107
Equity instruments issued to consultants in fourth quarter			26,234		26,234
Net loss				(1,352,709)	(1,352,709)
Balance at Dec. 31, 2010		140,023	5,052,497	(7,382,077)	(2,189,557)
Balance (in shares) at Dec. 31, 2010		14,002,290
Value of equity instruments issued with debt			47,908		47,908
Equity instruments issued to consultants in first quarter			91,504		91,504
Shares issued at $.075 per share under PPM		53,334	346,666		400,000
Shares issued at $.075 per share under PPM (in shares)		5,333,334
Shares issued at $.085 per share under PPM		18,823	141,177		160,000
Shares issued at $.085 per share under PPM (in shares)		1,882,353
Shares issued at $.09 per share under PPM		2,000	16,000		18,000
Shares issued at $.09 per share under PPM (in shares)		200,000
Shares issued at $.10 per share under PPM		1,500	13,500		15,000
Shares issued at $.10 per share under PPM (in shares)		150,000
Stock issued upon conversion of debt in first quarter		4,160	15,840		20,000
Stock issued upon conversion of debt in first quarter (in shares)		416,010
Stock issued to pay interest on debt		1,580	20,920		22,500
Stock issued to pay interest on debt (in shares)		158,036
Shares issued at $.07 per share under PPM		10,715	64,285		75,000
Shares issued at $.07 per share under PPM (in shares)		1,071,429
Stock issued upon conversion of debt and interest		9,410	22,590		32,000
Stock issued upon conversion of debt and interest (in shares)		941,034
Equity instruments issued to consultants in second quarter			12,256		12,256
Equity instruments issued to consultants in third quarter			147,116		147,116
Shares issued in third quarter at $.06 per share under PPM		35,000	175,000		210,000
Shares issued in third quarter at $.06 per share under PPM (in shares)		3,500,000
Shares issued at $.20 per share under PPM		13,750	261,250		275,000
Shares issued at $.20 per share under PPM (in shares)		1,375,000
Restricted stock issued to consultants		8,228	46,772		55,000
Restricted stock issued to consultants (in shares)		822,842
Shares issued at $.35 per share IR compensation		5,750	195,500		201,250
Shares issued at $.35 per share IR compensation (in shares)		575,000
Equity instruments upon conversion of Accounts Payable			20,000		20,000
Shares issued to private investor at $.15 per share		15,467	216,533		232,000
Shares issued to private investor at $.15 per share (in shares)		1,546,667
Vested stock options and warrants			1,937,638		1,937,638
Shares issued upon exercise of options		1,000			1,000
Shares issued upon exercise of options at $.01 (in shares)		100,000
Net loss				(4,486,879)	(4,486,879)
Balance at Dec. 31, 2011		320,740	8,844,952	(11,868,956)	(2,703,264)
Balance (in shares) at Dec. 31, 2011		32,074,000
Vested stock options and warrants			830,372		830,372
Value of equity instruments issued with debt			33,469		33,469
Shares issued to institutional investor upon conversion of Note Payable at $.1342 per share		596	7,404		8,000
Shares issued to institutional investor upon conversion of Note Payable at $.1342 per share (in shares)		59,613
Shares issued to institutional investor upon conversion of Note Payable at$.13 per share		1,077	12,923		14,000
Shares issued to institutional investor upon conversion of Note Payable at$.13 per share (in shares)		107,692
Shares issued to institutional investor upon conversion of Note Payable at $.088 per share		1,705	13,295		15,000
Shares issued to institutional investor upon conversion of Note Payable at $.088 per share (in shares)		170,455
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		3,433	12,567		16,000
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)		343,348
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		2,690	9,310		12,000
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)		269,058
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share		2,687	7,313		10,000
Shares issued to institutional investor upon conversion of Note Payable at $.0446 per share (in shares)		268,670
Shares issued to institutional investor upon conversion of Note Payable at $.0397 per share		4,282	4,218		8,500
Shares issued to institutional investor upon conversion of Note Payable at $.0397 per share (in shares)		428,212
Shares issued to a private investor at $.065 per share		92,308	507,692		600,000
Shares issued to a private investor at $.065 per share (in shares)		9,230,770
Shares issued for consulting to the then interim CEO at $.065 per share		3,000	16,500		19,500
Shares issued for consulting to the then interim CEO at $.065 per share (in shares)		300,000
Vested stock options and warrants			830,372		830,372
Shares issued to an institutional investor upon conversion of Note Payable at $.0286 per share		3,497	6,503		10,000
Shares issued to an institutional investor upon conversion of Note Payable at $.0286 per share (in shares)		349,650
Shares issued to a private investor at $.15 per share		2,633	36,867		39,500
Shares issued to a private investor at $.15 per share (in shares)		263,333
Shares issued upon exercise of options		4,130			4,130
Shares issued upon exercise of options at $.01 (in shares)		412,963
Stock issued upon conversion of debt at $.15 per share		32,926	460,958		493,884
Stock issued upon conversion of debt at $.15 per share (in shares)		3,292,557
Stock issued upon conversion of debt at $.065 per share		28,508	156,791		185,299
Stock issued upon conversion of debt at $.065 per share (in shares)		2,850,754
Shares issued to a private investor per a convertible note default at $.15 per share		75,000	1,050,000		1,125,000
Shares issued to a private investor per a convertible note default at $.15 per share (in shares)		7,500,000
Shares issued to private investor upon conversion of Note payable at $.18 per share		3,169	53,873		57,042
Shares issued to private investor upon conversion of Note payable at $.18 per share (in shares)		316,898
Shares issued to private investor upon conversion of Note payable at $.052 per share		11,471	48,063		59,534
Shares issued to private investor upon conversion of Note payable at $.052 per share (in shares)		1,147,078
Shares issued to private investor upon conversion of Note payable at $.10 per share		5,658	50,926		56,584
Shares issued to private investor upon conversion of Note payable at $.10 per share (in shares)		565,834
Shares issued to an institutional investor upon conversion of Note Payable at $.031 per share		3,871	8,129		12,000
Shares issued to an institutional investor upon conversion of Note Payable at $.031 per share (in shares)		387,097
Stock issued upon conversion of debt at $.15 per share		3,973	55,617		59,590
Stock issued upon conversion of debt at $.15 per share (in shares)		397,267
Shares issued to a Director as compensation at $.09 per share		2,778	22,222		25,000
Shares issued to a Director as compensation at $.09 per share (in shares)		277,778
Shares issued under PPM at $.07 per share		98,707	592,239		690,946
Shares issued under PPM at $.07 per share (in shares)		9,870,666
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share		5,099	12,901		18,000
Shares issued to institutional investor upon conversion of Note payable at $.0353 per share (in shares)		509,915
Shares issued to private investor upon conversion of Note payable at $.032 per share		15,723	34,277		50,000
Shares issued to private investor upon conversion of Note payable at $.032 per share (in shares)		1,572,327
Shares issued to an institutional investor upon conversion of Note Payable at $.0297 per share including $11,021 of interest.		7,407	25,614		33,021
Shares issued to an institutional investor upon conversion of Note Payable at $.0297 per share including $11,021 of interest. (in shares)		740,741
Shares issued at $.15 per share as Investor Relations compensation		6,250	87,500		93,750
Shares issued at $.15 per share as Investor Relations compensation (in shares)		625,000
Shares issued to a private investor upon conversion of Note payable at $.032 per share		2,837	6,185		9,022
Shares issued to a private investor upon conversion of Note payable at $.032 per share (in shares)		283,718
Shares issued as settlement to remove anti-dilution agreement at $.065 per share		265,000	1,457,500		1,722,500
Shares issued as settlement to remove anti-dilution agreement at $.065 per share (in shares)		26,500,000
Shares issued in settlement with former COO at $.15 per share less shares cancelled at $.09 per share		8,037	134,296		142,333
Shares issued in settlement with former COO at $.15 per share less shares cancelled at $.09 per share (in shares)		803,701
Equity value for warrants issued in settlement to the former CEO and COO			150,189		150,189
Shares issued at $.07 per share as Investor Relations compensation		3,000	18,000		21,000
Shares issued at $.07 per share as Investor Relations compensation (in shares)		300,000
Shares issued at $.15 per share as conversion of debt		1,571	21,992		23,563
Shares issued at $.15 per share as conversion of debt (in shares)		157,088
Shares issued to a private investor exercising options at $.01 per share		718			718
Shares issued to a private investor exercising options at $.01 per share (in shares)		71,826
Shares issued to debtors as compensation at $.10 per share		15,630	140,613		156,243
Shares issued to debtors as compensation at $.10 per share (in shares)		1,563,031
Shares issued upon conversion of Note Payable at $.07 per share		2,361	14,165		16,526
Shares issued upon conversion of Note Payable at $.07 per share (in shares)		236,092
Share true-up to certified shareholders list per the stock transfer agency		1			1
Share true-up to certified shareholders list per the stock transfer agency (in shares)		100
Net loss				(7,422,155)	(7,422,155)
Balance at Dec. 31, 2012		$ 1,042,473	$ 14,945,435	$ (19,291,111)	$ (3,303,203)
Balance (in shares) at Dec. 31, 2012		104,247,228

[1]	Founders shares, 1,000,000 pre-split
[2]	23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	Investment including 670 shares issued as a 10% finder's fee
[4]	For payment of patent legal fees
[5]	Compensation for loan guarantees by management
[6]	For vendor contractual consideration
[7]	Employment agreements
[8]	Investment
[9]	Conversion of convertible notes by management
[10]	Investment, "October 2008 financing"

STATEMENTS OF STOCKHOLDERS' DEFICIT [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2002	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002
Issuance of common stock to Founders , par value												$ 0.0167
Issuance of common stock new issues, par value						$ 0.35						$ 1.67
Issuance of common stock, compensation for loan guarantees by management, par value									$ 0.0167		$ 0.0167
Issuance of common stock, investment including finders fee, par value											$ 1.67
Issuance of common stock,payment of patent legal fees, par value										$ 0.0167
Issuance of common stock, vendor contractual consideration,par value								$ 0.0167
Issuance of common stock, employment agreements, par value								$ 0.0167
Issuance of common stock, investment, par value								$ 1.67
Issuance of common stock, conversion of convertible securities, par value					$ 0.35		$ 1.67
Issuance of common stock, investor relations, par value						$ 0.35
Issuance of common stock, under PMM in April 2009, par value					$ 0.5
Issuance of common stock, under PPM in May 2009, par value		$ 0.07			$ 0.5
Issuance of common stock upon conversion of debt and interest, par value					$ 0.27
Issuance of common stock, under PPM in March 2010, par value				$ 0.5
Issuance of common stock to consultants for IR and consulting, par value				$ 0.5
Issuance of common stock, under PPM in April 2010, par value				$ 0.5
Issuance of common stock to consultants, in May 2010, par value				$ 0.5
Issuance of common stock, under PPM in September 2010, par value				$ 0.1
Issuance of common stock to consultants, in third quarter, par value				$ 0.22
Issuance of common stock, upon exercise of warrants				$ 0.135
Issuance of common stock, to directors as compensation		$ 0.09		$ 0.15
Issuance of common stock, under PPM one in first quarter			$ 0.075
Issuance of common stock, under PPM two in first quarter			$ 0.085
Issuance of common stock, under PPM three in first quarter			$ 0.09
Issuance of common stock, under PPM four in first quarter			$ 0.1
Issuance of common stock, under PPM two in second quarter			$ 0.07
Issuance of common stock, under PPM one in third quarter			$ 0.06
Issuance of common stock, under PPM three in third quarter			$ 0.2
Issuance of common stock, under exercise of stock options		$ 0.01	$ 0.01
Issuance of common stock, under IR compensation		$ 0.15	$ 0.35
Issuance of common stock, to private investor in fourth quarter			$ 0.15
Issuance of common stock to institutional investor upon conversion of Note Payable one		$ 0.1342
Issuance of common stock to institutional investor upon conversion of Note Payable two		$ 0.13
Issuance of common stock to institutional investor upon conversion of Note Payable three		$ 0.088
Issuance of common stock to institutional investor upon conversion of Note Payable four		$ 0.0446
Issuance of common stock to institutional investor upon conversion of Note Payable five		$ 0.0446
Issuance of common stock to institutional investor upon conversion of Note Payable six		$ 0.0446
Issuance of common stock to institutional investor upon conversion of Note Payable seven		$ 0.0397
Issuance of common stock to a private investor in the first quarter		$ 0.065
Issuance of common stock to the now Interim CEO in the first quarter for consulting		$ 0.065
Issuance of common stock to institutional investor upon conversion of Note Payable Eight		$ 0.0286
Issuance of common stock to private investor upon conversion of Note Payable one		$ 0.15
Issuance of common stock to a private investor in the second quarter one		$ 0.15
Shares issued upon exercise of options		$ 0.01
Issuance of common stock to a private investor in the second quarter two		$ 0.065
Issuance of common stock, conversion of debt, par value one		$ 0.15
Issuance of common stock to private investor upon conversion of Note Payable two		$ 0.18
Issuance of common stock to private investor upon conversion of Note Payable three		$ 0.052
Issuance of common stock to private investor upon conversion of Note Payable four		$ 0.1
Issuance of common stock to private investor upon conversion of Note Payable five		$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Nine		$ 0.031
Issuance of common stock, conversion of debt, par value three		$ 0.15
Issuance of common stock, under PPM one in second quarter		$ 0.07
Issuance of common stock to institutional investor upon conversion of Note Payable Ten		$ 0.0353
Issuance of common stock to private investor upon conversion of Note Payable six		$ 0.032
Issuance of common stock to institutional investor upon conversion of Note Payable Eleven		$ 0.0297
Debt Conversion Converted Instrument Shares Issued Value		$ 11,021
Shares issued as settlement to remove anti-dilution agreement		$ 0.065
Shares issued in settlement with former COO		$ 0.15
Issuance of common stock to debtors compensation		$ 0.1
Issuance of common stock to conversion of note payable		$ 0.07
Number Of Founders Shares Pre Split	1,000,000
Stock Issued As Compensation For Loan Guarantees											23,492
Stock Issued As Compensation For Loan Guarantees Pre Split											40,000
Finders Fee											670
Finders Fee Percentage											10.00%

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		128 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flow from operating activities:
Net loss	$ (7,422,155)	$ (4,486,879)	$ (19,291,111)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,079	3,175	10,644
Vested stock options and warrants	830,372	1,937,638	3,497,672
Equity instruments issued for management and consulting	3,919,828	507,126	5,789,768
Stock-based registration payments	0	0	355,124
Capital contributions resulting from waivers of debt	0	0	476,398
Amortization of debt discount	57,518	112,031	342,802
(Gain) loss on valuation of equity-linked instruments	3,116	151,118	(628,070)
Changes in assets and liabilities:
Accounts receivable	10,583	(50,294)	(39,711)
Inventories	(47,604)	(97,605)	(145,209)
Prepaid expense and other assets	2,739	(22,022)	(27,409)
Notes payable to shareholders	0	0	(14,957)
Accounts payable	421,104	71,714	1,718,839
Accrued expenses	1,039,255	92,367	1,717,689
Net cash used in operating activities:	(1,184,165)	(1,781,631)	(6,237,531)
Cash flow from investing activities:
Purchase of fixed assets	0	0	(12,258)
Purchase of intangibles	0	0	(142,495)
Net cash used in investing activities	0	0	(154,753)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	528,525	525,500	2,112,491
Repayment of convertible debt	(150,000)	0	(250,000)
Principal payments on long-term debt	0	(16,267)	(75,667)
Issuance of common stock	695,794	1,386,000	4,618,599
Net cash provided by (used in) financing activities	1,074,319	1,895,233	6,405,423
Net increase (decrease) in cash	(109,846)	113,602	13,139
Cash at beginning of period	122,985	9,383	0
Cash at end of period	13,139	122,985	13,139
Non cash transactions:
Conversion of debt to accrued liabilities	100,000	0	100,000
Common stock issued for accrued interest/bonus	106,310	24,500	218,170
Conversion of accounts payable to convertible debt	0	89,300	546,600
Common stock issued to satisfy debt	817,800	50,000	1,041,799
Stock/warrant issued to satisfy accounts payable/Liabilities	$ 418,644	$ 20,000	$ 438,644

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid to users of our systems. In April 2009, the Company received 510(k) clearance from the FDA to authorize the Company to market and sell its STREAMWAY FMS products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Since inception to December 31, 2012, the Company raised approximately $4,619,000 in equity and $2,112,000 in debt financing, including $696,000 in equity and $529,000 in convertible debt in 2012. The Company is currently engaged in a private placement of units of common stock and warrants. The Company is also engaged in a corporate restructuring, including actively seeking to convert indebtedness into equity. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources”.

Recent Accounting Developments

We reviewed all significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 350- Intangibles – Goodwill and Other, whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling

Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.

Advertising

Advertising costs are expensed as incurred. There were no advertising expenses for 2012 and $1,100 in 2011.

Research and Development

Research and development costs are charged to operations as incurred.  Research and development costs were approximately $15,000 and $0 for 2012 and 2011, respectively.

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin Topic 13 Revenue Recognition and ASC 605- Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the STREAMWAY FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the STREAMWAY FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the STREAMWAY FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company provides for probable uncollectible amounts through charges to earnings and credits to the valuation based on management’s assessment of the current status of individual accounts, changes to the valuation allowance have not been material to the financial statements.

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2012	2011

Finished goods	$91,008	$94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$145,209	$97,605

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets

Intangible assets consist of trademarks and patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2009 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an approximately $22,000 account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $8,980 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate.

Subsequent Events

Other Restructuring and Financing. The Company has completed an ongoing restructuring process negotiating with a significant number of creditors other than Dr. Herschkowitz and SOK to convert their indebtedness into common stock. The Company has also made other private sales of securities. On January 13, 2013 the Company completed the private sale of 8% convertible one (1) year promissory notes in the aggregate principal amount of $300,000 and warrants to purchase up to an aggregate of 2,500,000 shares of the corporation’s common stock at an exercise price of $0.15 per share. Also, in January 2013, the Company initiated a second private sale of securities selling common stock ($.01 par value) at $.07 price per share with a warrant for an equal number of shares at an exercise price of $.15 per share. The Company has raised $500,000 from this private placement. The Company has evaluated all other subsequent events through the date of this filing.

On March 15, 2013 the Company completed the private sale of 7,142,858 shares of the Company’s common stock, par value $.01 per share, at $.07 per share for an aggregate purchase price of $500,000, warrants to purchase 7,142,858 shares of common stock at an exercise price of $0.08 per share, and warrants to purchase 3,571,429 shares at an exercise price of $0.15 per share.

DEVELOPMENT STAGE OPERATIONS	12 Months Ended
Dec. 31, 2012
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]

NOTE 2 – DEVELOPMENT STAGE OPERATIONS

The Company was formed April 23, 2002. Since inception through December 31, 2012, 104,247,228 shares of common stock have been issued between par value and $1.67. Operations since incorporation have primarily been devoted to raising capital, obtaining financing, development of the Company’s product, and administrative services.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 3 – STOCKHOLDERS’ DEFICIT, STOCK OPTIONS AND WARRANTS

In connection with the financing completed in October 2008, the Company has effected two reverse stock splits, one on June 6, 2008 and another on October 20, 2008. In accordance with SAB Topic 4C, all stock options and warrants and their related exercise prices are stated at their post-reverse stock split values.

The Company has an equity incentive plan, which allows issuance of incentive and non-qualified stock options to employees, directors and consultants of the Company, where permitted under the plan. The exercise price for each stock option is determined by the Board of Directors. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options under this plan have terms ranging from three to ten years.

Accounting for share-based payment

The Company has adopted ASC 718- Compensation-Stock Compensation ("ASC 718"). Under ASC 718 stock-based employee compensation cost is recognized using the fair value based method for all new awards granted after January 1, 2006 and unvested awards outstanding at January 1, 2006. Compensation costs for unvested stock options and non-vested awards that were outstanding at January 1, 2006, are being recognized over the requisite service period based on the grant-date fair value of those options and awards, using a straight-line method. We elected the modified-prospective method under which prior periods are not retroactively restated.

ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means. The Company uses the Black-Scholes option valuation model which requires the input of significant assumptions including an estimate of the average period of time employees will retain vested stock options before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based compensation and, consequently, the related expense recognized. The assumptions the Company uses in calculating the fair value of stock-based payment awards represent the Company's best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based compensation expense could be materially different in the future.

Since the Company's common stock has no significant public trading history, and the Company has experienced no significant option exercises in its history, the Company is required to take an alternative approach to estimating future volatility and estimated life and the future results could vary significantly from the Company's estimates. The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach. In the case of ordinary options to employees the Company determined the expected life to be the midpoint between the vesting term and the legal term. In the case of options or warrants granted to non-employees, the Company estimated the life to be the legal term unless there was a compelling reason to make it shorter.

When an option or warrant is granted in place of cash compensation for services, the Company deems the value of the service rendered to be the value of the option or warrant. In most cases, however, an option or warrant is granted in addition to other forms of compensation and its separate value is difficult to determine without utilizing an option pricing model. For that reason the Company also uses the Black-Scholes option-pricing model to value options and warrants granted to non-employees, which requires the input of significant assumptions including an estimate of the average period the investors or consultants will retain vested stock options and warrants before exercising them, the estimated volatility of the Company's common stock price over the expected term, the number of options and warrants that will ultimately be forfeited before completing vesting requirements, the expected dividend rate and the risk-free interest rate. Changes in the assumptions can materially affect the estimate of fair value of stock-based consulting and/or compensation and, consequently, the related expense recognized.

Since the Company has limited trading history in its stock and no first-hand experience with how its investors and consultants have acted in similar circumstances, the assumptions the Company uses in calculating the fair value of stock-based payment awards represent its best estimates, which involve inherent uncertainties and the application of management's judgment. As a result, if factors change and the Company uses different assumptions, the Company's equity-based consulting and interest expense could be materially different in the future.

Valuation and accounting for options and warrants

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility and estimated term. For grants issued during 2008, the Company used a 2.0 to 4.5% risk-free interest rate, 0% dividend rate, 53-66% volatility and estimated term of 2.5 to 7.5 years. Values computed using these assumptions ranged from $.102 per share to $.336 per share. Warrants or options awarded for services rendered are expensed over the period of service (normally the vesting period) as compensation expense for employees or an appropriate consulting expense category for awards to consultants and directors. Warrants granted in connection with a common equity financing are included in stockholders’ equity, provided that there is no re-pricing provision that requires them to be treated as a liability (See Note 8) and warrants granted in connection with a debt financing are treated as a debt discount and amortized using the interest method as interest expense over the term of the debt.

Warrants issued in connection with the $100,000 convertible debt that closed March 1, 2007 created a debt discount of $40,242 that was being amortized as additional interest over its 5-year term. Warrants issued in connection with the $170,000 convertible “bridge” debt that closed in July 2007 created a calculated debt discount of $92,700 that was fully expensed over its loan term that matured April 30, 2008.

The Company issued $100,000 in convertible debt in October 2009 and issued a warrant, in connection with the debt, for 200,000 shares of common stock at $.65 per share. The Company determined that the warrant had an initial value of $30,150 that was treated as a debt discount and amortized as additional interest expense over the 24-month term of the note.

The Company also issued $200,000 in convertible debt in June 2010 and issued a warrant, in connection with the debt, to purchase 1,111,112 shares of common stock at $.46 per share. The Company determined that the value of the June 2010 warrant was $96,613. This value was treated as a debt discount and amortized as additional interest expense over the 22-month term of the note.

The Company also issued $32,000 in convertible debt in September 2010 and issued a warrant to purchase 320,000 shares of common stock at $.18 per share.  The Company determined that this warrant had a value of $15,553 that was treated as a debt discount and amortized as additional interest expense over the 18-month term of the note.

The Company also issued $16,800 in convertible debt in December 2010 and issued a warrant to purchase 200,000 shares of common stock at $.084 per share. The Company determined that this warrant had a value of $7,232 that was treated as a debt discount and amortized as additional interest expense over the 24- month term of the note.

In January 2011, the Company issued three convertible notes of $50,000 each and also issued warrants to purchase 1,595,239 common shares at $.20 per share. The value of the warrants was determined to be $47,908 and was being treated as a debt discount and amortized as additional interest expense over the 24-month term of the notes.

For grants of stock options and warrants in 2011 the Company used a 0.34 to 2.44% risk-free interest rate, 0% dividend rate, 54-66% volatility and estimated term of 3 to 10 years. Values computed using these assumptions ranged from $0.0126 to $0.3412 per share.

In November 2012, the Company issued four convertible notes of $27,500, $27,500, $51,243 and $50,000, respectively. The note holders were issued shares of our common stock at $.10 per share value in consideration for the notes. Though short term the value of the notes are being treated as a debt discount with an aggregate discount of $33,469 and amortized as additional interest expense over the six month term of the notes.

For grants of stock options and warrants in 2012 the Company used a 0.33% to 1.80% risk-free interest rate, 0% dividend rate, 54%, 59% or 66% volatility and estimated terms of 3, 5 or 10 years. Value computed using these assumptions ranged from $0.0111 to $0.096 per share.

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued	9,514,286	0.08	11,688,166	0.15
Expired	(2,235,368)	0.11	(3,366,455)	0.50
Exercised	(412,963)	0.01	(71,826)	0.01
Outstanding at December 31, 2012	12,663,566	$0.09	35,132,136	$0.13

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

At December 31, 2012, 11,200,602 stock options are fully vested and currently exercisable with a weighted average exercise price of $0.09 and a weighted average remaining term of 7.63 years. There are 35,132,136 warrants that are fully vested and exercisable. Stock-based compensation recognized in 2012 and 2011was $830,372 and $1,937,638, respectively. The Company has $108,278 of unrecognized compensation expense related to non-vested stock options that are expected to be recognized over the next 19 months.

The following summarizes the status of options and warrants outstanding at December 31, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,414,280	3.50
$0.07	214,286	9.69
$0.08	9,300,000	9.63
$0.15	1,210,000	2.39
$0.35	525,000	0.57
Total	12,663,566

Warrants:
$0.01	200,000	3.46
$0.075	8,657,746	1.34
$0.10	3,128,572	1.35
$0.12	500,000	1.33
$0.13	631,429	1.38
$0.15	12,133,999	4.30
$0.16	500,000	1.27
$0.17	1,882,353	1.27
$0.18	200,000	1.11
$0.20	2,532,739	1.08
$0.25	1,375,000	1.74
$0.35	150,000	0.50
$0.46	2,685,748	0.41
$0.65	554,550	0.19
Total	35,132,136

Stock options and warrants expire on various dates from January 2013 to September 2022.

Under the terms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705.

On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607.

On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Company’s shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.

The shareholders approved an increase in authorized shares to 80 million shares in an annual shareholder meeting held on June 22, 2010 and approved an increase in authorized shares to 200 million shares in a special shareholder meeting held on September 7, 2011.

The shareholders approved an increase in authorized shares to 300 million shares in a special shareholder meeting held on January 15, 2013.

Stock Options and Warrants Granted by the Company

The following table is the listing of stock options and warrants as of December 31, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2008	993,292	$.01-.35
2009	75,000	.35
2010	1,210,000	.15
2011	870,988	.01
2012	9,514,286	.07 - .08
Total	12,663,566	$.01- .35

Warrants:
Year	Shares	Price
2008	1,592,858	$.13-.46
2009	193,207	.13
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	11,688,166	.10 -.20
Total	35,132,136	$.01-.65

LOSS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 4 - LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2012	2011	December 31, 2012
Numerator:
Net loss available in basic and diluted calculation	$(7,422,155)	$(4,486,879)	$(19,291,111)

Denominator:
Weighted average common shares outstanding-basic	69,587,814	24,282,433	12,143,184

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	69,587,814	24,282,433	12,143,184

Loss per common share-basic and diluted	$(0.11)	$(0.18)	$(1.59)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2012 and December 31, 2011 are 47,795,702 and 32,679,862, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 5 – INCOME TAXES

The provision for income taxes consists of an amount for taxes currently payable and a provision for tax consequences deferred to future periods.  Deferred income taxes are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

There is no income tax provision in the accompanying statements of operations due to the cumulative operating losses that indicate a 100% valuation allowance for the deferred tax assets and state income taxes is appropriate.

Federal and state income tax return operating loss carryovers as of December 31, 2012, were approximately $9,470,000 and will begin to expire in 2017.

The valuation allowance has been recorded due to the uncertainty of realization of the benefits associated with the net operating losses. Future events and changes in circumstances could cause this valuation allowance to change.

The components of deferred income taxes at December 31, 2012 and December 31, 2011 are as follows:

	December 31,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$2,209,000	$1,564,000
Other	73,000	49,000
Total Deferred Tax Asset	2,282,000	1,613,000
Less Valuation Allowance	2,282,000	1,613,000
Net Deferred Income Taxes	$—	$—

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]

NOTE 6 – LONG-TERM DEBT

Long-term debt is as follows:

	December 31, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes were renegotiated on December 31, 2012.	—	98,659
Note payable issued on October 26, 2009, net of a discount of $0 and $0 discount, with interest at 8% to March 31, 2012 when the remaining balance was payable and convertible into shares of common stock at $.35 per share. The note was renegotiated in February 2013.	100,000	100,000
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and were convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading. Both notes were converted in May 2012, for 1,147,178 and 1,856,045 shares, respectively.	—	100,000
Note payable issued on June 12, 2010, net of a discount of $0 and $14,931. The note bears interest at 12% to March 31, 2012 when the remaining balance was payable, and is convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and was convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period. The note was converted in the first quarter of 2012 for 949,778 shares.	—	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and was convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period. The note was converted over the first two quarters of 2012 for 1,046,920 shares.	—	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and was convertible into shares of common stock at $.18 per share. The note was paid off in November 2012, and replaced by four convertible notes due April 6, 2013; see below.	—	100,000
Note payable issued on December 23, 2010, net of a discount of $0 and $4,960. The note bears interest at 10%, matures December 23, 2012 and was convertible into shares of common stock at $.084 per share. The note was renegotiated in February 2013.	16,800	11,840
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share. The note was converted in May 2012 along with a $185,299 Accounts Payable debt to the same note holder for 6,143,311 shares distributed to five shareholders.	—	457,300
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $0. The note bears interest at 12%, matures March 30, 2012 and was convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share. Two of the notes have been converted into 565,834 and 316,898 shares, respectively. The third note was paid off and replaced by four convertible notes due April 6, 2013; see below.	—	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012. The note was converted in June 2012 for 1,637,753 shares.	—	50,000
On November 6, 2012 the Company issued four convertible notes at 20% interest, each, net of an aggregate discount of $21,138, due on April 6, 2013.	122,774	—
Total	560,874	1,450,714
Less amount due within one year	471,574	820,561
Long-Term Debt	$89,300	$630,153

Cash payments for interest were $31,008 and $280 for 2012 and 2011, respectively.

Principal payments required during the years 2013 to 2015 are as follows:

2013	$492,712
2014	$0
2015	$89,300

The four renegotiated notes above, totaling $450,958 in principal and interest, will be paid for the next three (3) years as follows: $67,500 in 2013, $90,000 in 2014 and $97,500 in 2015. The remaining balance including attorney’s fees and interest is due on February 1, 2016. The debt is secured by 1 million shares of common stock held in escrow. The escrow account releases 1/3 or 333,333 shares per year to the Company if there is no default. If a default occurs the entire amount of stock left in escrow at the time of default is released to the former note holders.

RENT OBLIGATION	12 Months Ended
Dec. 31, 2012
Rent Obligation [Abstract]
Leases of Lessee Disclosure [Text Block]

NOTE 7 – RENT OBLIGATION

The Company leases its principal office under a lease that can be cancelled after three years with proper notice per the lease and an amortized schedule of adjustments that will be due to the landlord. The lease extends five years and expires January 2018. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $45,961 and $49,975 for 2012 and 2011, respectively.

The Company’s rent obligation for the next five years are as follows:

2013	$32,000
2014	$36,000
2015	$37,000
2016	$38,000
2017	$39,000

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 8 – LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS

The Company adopted ASC 815- Derivatives and Hedging (“ASC 815”) on January 1, 2009. ASC 815 mandates a two-step process for evaluating whether an equity-linked financial instrument or embedded feature is indexed to the entity's own stock. It was effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years, which was the Company's first quarter of 2009. Many of the warrants issued by the Company contain a strike price adjustment feature, which upon adoption of ASC 815, changed the classification (from equity to liability) and the related accounting for warrants with a $479,910 estimated fair value of as of January 1, 2009. An adjustment was made to remove $486,564 from paid-in capital (the cumulative values of the warrants on their grant dates), a positive adjustment of $6,654 was made to accumulated deficit, representing the gain on valuation from the grant date to January 1, 2009, and $479,910 was booked as a liability. The warrants issued in 2012 and 2011 do not contain a strike price adjustment feature and, therefore, are not treated as a liability.

The January 1, 2009 valuation was computed using the Black-Scholes valuation model based upon a 2.5-year expected term, an expected volatility of 63%, an exercise price of $.46 per share, a stock price of $.35, a zero dividend rate and a 1.37% risk free interest rate. Subsequent to January 1, 2009 these warrants were re-valued at the end of each quarter and a gain or loss was recorded based upon their increase or decrease in value during the quarter. Likewise, new warrants that were issued during 2009 and 2010 were valued, using the Black-Scholes valuation model on their date of grant and an entry was made to reduce paid-in capital and increase the liability for equity-linked financial instruments. These warrants were also re-valued at the end of each quarter based upon their expected life, the stock price, the exercise price, assumed dividend rate, expected volatility and risk free interest rate. A significant reduction in the liability was realized in 2010 primarily due to a reduction from $.50 to $.22 per share in the underlying stock price. The Company realized an increase in the liability for existing warrants during 2011 primarily due to a reduction in the spread between the exercise price and the market price of the underlying shares. In 2012, there was a slight increase to the liability due to the extension of warrants.

The inputs to the Black-Scholes model during 2009 through 2012 were as follows:

Stock price	$ .05 to $.50
Exercise price	$ .01 to $.65
Expected life	.50 to 9.67 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

The original valuations, annual gain (loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011	2012 Gain (Loss)	Value at12/31/2012

January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796	$(21,856)	$111,652
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293	6,293	-
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624	910	714
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752	415	337
Subtotal	702,205		1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109	3,701	2,408
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714	6,083	631
Warrants issued in quarter ended 9/30/2010	31,506			20,891	10,615	(44,160)	54,775	1,338	53,437
Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,063	$(3,116)	$169,179

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 - RELATED PARTY TRANSACTIONS

The Company entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with a board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Mr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw received 277,778 shares at $.09 per share in June 2012 as compensation in lieu of the $25,000 cash for raising $3 million in new equity. Mr. Gadbaw was paid the balance due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008 payable at $2,000 per month; the payments to Mr. Gadbaw are complete. Mr. Gadbaw is due $10,000 in accounts payable as of December 31, 2012 pertaining to his monthly fee as Chairman of the Board of Directors. Mr. Gadbaw also received a warrant for 30,000 shares at $.15 per share in June 30, 2012 as compensation for service as Chairman.

On March 28, 2012, the Company, entered into a Convertible Note Purchase Agreement, dated as of March 28, 2012 (the “SOK Purchase Agreement”) with SOK Partners, LLC (“SOK Partners”), an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners and Ricardo Koenigsberger, a director, is a holder of membership units of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a 20.0% convertible note due August 2012 in the principal amount of up to $600,000. Principal and accrued interest on the note is due and payable on August 28, 2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due. The balances of the Samuel Herschkowitz and SOK Partners notes are $240,000 and $357,282, respectively, as of the month ended September 30, 2012. See “Part II Other Information; Item 5 Other Information”.

On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In March 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. In May 2012 the Company issued the second installment consisting of 4,615,385 shares of common stock subsequent to SOK Partners surpassing the aggregate advances of $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach.

As long as any amount payable under the note remains outstanding, SOK Partners or its designee is entitled to appoint a new member to the Company’s Board of Directors, who will be appointed upon request. Mr. Koenigsberger was appointed to the Board by SOK Partners on June 25, 2012.

On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares were transferred to Dr. Herschkowitz effective in April 2012, upon the occurrence of an event of default on the note. On August 13, 2012, the Company entered into a settlement and forbearance agreement (the “Forbearance Agreement”) relating to the defaults under the note and other matters.

Under the Forbearance Agreement, among other things, (i) Dr. Herschkowitz agreed to forbear from asserting his rights as a secured creditor to substantially all of the Company’s assets, resulting from the Company’s defaults; (ii) the Company issued an aggregate 26.5 million shares of common stock to Dr. Herschkowitz and SOK and adjusted the conversion price of their convertible notes to $0.014 per share from $0.065 per share, to satisfy the Company’s obligations to adjust for dilution; (iii) Dr. Herschkowitz and SOK agreed to extend the maturity of their notes to December 31, 2012; (iv) the Company agreed to pay certain compensation to Dr. Herschkowitz upon the achievement of financial milestones and (v) Dr. Herschkowitz clarified and waived certain of his rights, including the right to interest at a penalty rate upon default. Based on the principal balance and accrued interest through September 30, 2012, as a result of the adjusted conversion price, the notes held by Dr. Herschkowitz and SOK in the aggregate were convertible into approximately 42.7 million shares of common stock. The terms and conditions of the Forbearance Agreement are described in the Company’s Form 10-Q report for the quarter ended June 30, 2012 under “Part II Other Information; Item 5 Other Information”.

On March 6, 2013 the due date for the convertible notes was extended to April 30, 2103. In consideration of the extension additional milestone fees were included in the agreement: (i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. Mr. Kornberg was appointed the Interim CEO, President and CFO on April 24, 2012. On July 22, 2012 Mr. Kornberg was approved by the Board of Directors as the Company’s CEO/President.

On November 6, 2012, the Company issued and sold convertible promissory notes in the total principal amount of $156,243 to Dr. Herschkowitz and certain of his assignees.  The Company issued to these parties an aggregate 1,562,430 shares of common stock in consideration of placement of the notes. The notes bear interest at a rate of 20% per annum and are secured by a security interest in the Company’s accounts receivable, patents and certain patent rights and are convertible into common stock upon certain mergers or other fundamental transactions at a conversion price based on the trading price prior to the transaction. The proceeds from this transaction were used to pay off approximately $155,000 in principal amount of secured indebtedness.

RETIREMENT SAVINGS PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 10 – RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2012, its inception year, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $1,654 for fiscal 2012. There were no discretionary contributions to the plan in fiscal 2012.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Accounting Policy [Policy Text Block]

Nature of Operations and Continuance of Operations

BioDrain Medical, Inc. (the "Company") was incorporated under the laws of the State of Minnesota in 2002. The Company has developed an environmentally safe system for the collection and disposal of infectious fluids that result from surgical procedures and post-operative care. The Company also makes ongoing sales of our proprietary cleaning fluid to users of our systems. In April 2009, the Company received 510(k) clearance from the FDA to authorize the Company to market and sell its STREAMWAY® FMS products.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has suffered recurring losses from operations and has a stockholders’ deficit. These factors raise substantial doubt about its ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Since inception to December 31, 2012, the Company raised approximately $4,619,000 in equity and $2,112,000 in debt financing, including $696,000 in equity and $529,000 in convertible debt in 2012. The Company is currently engaged in a private placement of units of common stock and warrants. The Company is also engaged in a corporate restructuring, including actively seeking to convert indebtedness into equity. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Liquidity and Capital Resources”.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Developments

We reviewed all significant newly issued accounting pronouncements and determined they are either not applicable to our business or that no material effect is expected on our financial position and results of our operations.

Valuation Of Intangible Assets [Policy Text Block]

Valuation of Intangible Assets

We review identifiable intangible assets for impairment in accordance with ASC 350- Intangibles – Goodwill and Other, whenever events or changes in circumstances indicate the carrying amount may not be recoverable. Our intangible assets are currently solely the costs of obtaining trademarks and patents. Events or changes in circumstances that indicate the carrying amount may not be recoverable include, but are not limited to, a significant change in the medical device marketplace and a significant adverse change in the business climate in which we operate. If such events or changes in circumstances are present, the undiscounted cash flows method is used to determine whether the intangible asset is impaired. Cash flows would include the estimated terminal value of the asset and exclude any interest charges. If the carrying value of the asset exceeds the undiscounted cash flows over the estimated remaining life of the asset, the asset is considered impaired, and the impairment is measured by reducing the carrying value of the asset to its fair value using the discounted cash flows method. The discount rate utilized is based on management's best estimate of the related risks and return at the time the impairment assessment is made.

Our accounting estimates and assumptions bear various risks of change, including the length of the current economic downturn facing the United States, the expansion of the slowdown in consumer spending in the U.S. medical markets despite the early expressed opinions of financial experts that the medical market would not be as affected as other markets and failure to gain acceptance in the medical market.

Use of Estimates, Policy [Policy Text Block]

Accounting Policies and Estimates

The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Presentation Of Taxes Collected From Customers Policy [Policy Text Block]

Presentation of Taxes Collected from Customers

Sales taxes are imposed on the Company’s sales to nonexempt customers. The Company collects the taxes from customers and remits the entire amounts to the governmental authorities. The Company’s accounting policy is to exclude the taxes collected and remitted from revenues and expenses.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Shipping and handling charges billed to customers are recorded as revenue. Shipping and handling costs are recorded within cost of goods sold on the statement of operations.
Advertising Costs, Policy [Policy Text Block]	Advertising Advertising costs are expensed as incurred. There were no advertising expenses for 2012 and $1,100 in 2011.
Research and Development Expense, Policy [Policy Text Block]	Research and Development Research and development costs are charged to operations as incurred. Research and development costs were approximately $15,000 and $0 for 2012 and 2011, respectively.
Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

The Company recognizes revenue in accordance with the SEC’s Staff Accounting Bulletin Topic 13 Revenue Recognition and ASC 605- Revenue Recognition in Financial Statements, as amended by Staff Accounting Bulletin No. 104 (together, SAB 101), and ASC 605- Revenue Recognition.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed and determinable and collectability is probable. Delivery is considered to have occurred upon either shipment of the product or arrival at its destination based on the shipping terms of the transaction. The Company’s standard terms specify that shipment is FOB BioDrain and the Company will, therefore, recognize revenue upon shipment in most cases. This revenue recognition policy applies to shipments of the STREAMWAY FMS units as well as shipments of cleaning solution kits. When these conditions are satisfied, the Company recognizes gross product revenue, which is the price it charges generally to its customers for a particular product. Under the Company’s standard terms and conditions, there is no provision for installation or acceptance of the product to take place prior to the obligation of the customer. The customer’s right of return is limited only to the Company’s standard one-year warranty whereby the Company replaces or repairs, at its option, and it would be rare that the STREAMWAY FMS unit or significant quantities of cleaning solution kits may be returned. Additionally, since the Company buys both the STREAMWAY FMS units and cleaning solution kits from “turnkey” suppliers, the Company would have the right to replacements from the suppliers if this situation should occur.

Receivables, Policy [Policy Text Block]

Receivables

Receivables are reported at the amount the Company expects to collect on balances outstanding. The Company provides for probable uncollectible amounts through charges to earnings and credits to the valuation based on management’s assessment of the current status of individual accounts, changes to the valuation allowance have not been material to the financial statements.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2012	2011

Finished goods	$91,008	$94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$145,209	$97,605

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Estimated useful asset life by classification is as follows:

Years
Computers and office equipment	3
Furniture and fixtures	5

Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations. Maintenance and repairs are charged to operations as incurred.

Intangible Assets Policy [Policy Text Block]

Intangible Assets

Intangible assets consist of trademarks and patent costs. These assets are not subject to amortization until the property patented is in production. The assets are reviewed for impairment annually, and impairment losses, if any, are charged to operations when identified. No impairment losses have been identified by management.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with ASC 740- Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to impact taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company reviews income tax positions expected to be taken in income tax returns to determine if there are any income tax uncertainties. The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by taxing authorities, based on technical merits of the positions. The Company has identified no income tax uncertainties.

Tax years subsequent to 2009 remain open to examination by federal and state tax authorities.

Patents and Intellectual Property Policy [Policy Text Block]

Patents and Intellectual Property

In June 2008, the Company completed and executed an agreement to secure exclusive ownership of the patent from an inventor, Marshall Ryan. Mr. Ryan received a combination of cash and warrants, and he will receive a 4% royalty on FMS (the Product) sales for the life of the patent. At the signing of the agreement, Mr. Ryan received $75,000 in exchange for the exclusive assignment of the patent. In addition, on June 30, 2009, Mr. Ryan, through his Mid-State Stainless, Inc. entity, was entitled to receive $100,000 as payment (currently recorded as an approximately $22,000 account payable with the Company) for past research and development activities. Should Mr. Ryan be utilized in the future for additional product development activities, he will be compensated at a rate of $95.00 per hour.

Mr. Ryan also received a warrant, with immediate vesting, to purchase 150,000 shares of the Company's common stock at a price of $.35 per share. The warrant has a five-year term ending on June 30, 2013 and was assigned a value of $8,980 using a Black-Scholes formula. This amount was expensed as consulting expense in 2008 using a five-year expected life, a 3.73% risk-free interest rate, an expected 59% volatility and a zero dividend rate.

Subsequent Events, Policy [Policy Text Block]

Subsequent Events

Other Restructuring and Financing. The Company has completed an ongoing restructuring process negotiating with a significant number of creditors other than Dr. Herschkowitz and SOK to convert their indebtedness into common stock. The Company has also made other private sales of securities. On January 13, 2013 the Company completed the private sale of 8% convertible one (1) year promissory notes in the aggregate principal amount of $300,000 and warrants to purchase up to an aggregate of 2,500,000 shares of the corporation’s common stock at an exercise price of $0.15 per share. Also, in January 2013, the Company initiated a second private sale of securities selling common stock ($.01 par value) at $.07 price per share with a warrant for an equal number of shares at an exercise price of $.15 per share. The Company has raised $500,000 from this private placement. The Company has evaluated all other subsequent events through the date of this filing.

On March 15, 2013 the Company completed the private sale of 7,142,858 shares of the Company’s common stock, par value $.01 per share, at $.07 per share for an aggregate purchase price of $500,000, warrants to purchase 7,142,858 shares of common stock at an exercise price of $0.08 per share, and warrants to purchase 3,571,429 shares at an exercise price of $0.15 per share.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost or market, with cost determined on a first-in, first-out basis. Inventory balances are as follows:

	December 31,	December 31,
	2012	2011

Finished goods	$91,008	$94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$145,209	$97,605

Property, Plant and Equipment [Table Text Block]	Estimated useful asset life by classification is as follows:
Years
Computers and office equipment	3
Furniture and fixtures	5

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following summarizes transactions for stock options and warrants for the periods indicated:

	Stock Options (1)		Warrants (1)
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2005	17,956	$1.67	20,950	$2.62

Issued	23,942	1.67	71,826	0.85

Outstanding at December 31, 2006	41,898	1.67	92,776	1.25

Issued	5,984	1.67	28,502	0.35

Outstanding at December 31, 2007	47,882	1.67	121,278	1.04

Issued	1,243,292	0.20	5,075,204	0.45
Expired			(11,971)	3.76

Outstanding at December 31, 2008	1,291,174	0.26	5,184,511	0.45

Issued	205,000	0.37	2,188,302	0.65

Outstanding at December 31, 2009	1,496,174	0.27	7,372,813	0.49

Issued	2,210,000	0.17	3,435,662	0.34
Expired	(207,956)	0.43	(8,979)	1.67
Exercised			(128,571)	0.46

Outstanding at December 31, 2010	3,498,218	0.19	10,670,925	0.44

Issued	2,483,334	0.01	18,222,243	0.14
Expired	(83,941)	0.73	(2,010,917)	0.48
Exercised	(100,000)	0.01

Outstanding at December 31, 2011	5,797,611	0.11	26,882,251	0.23

Issued	9,514,286	0.08	11,688,166	0.15
Expired	(2,235,368)	0.11	(3,366,455)	0.50
Exercised	(412,963)	0.01	(71,826)	0.01
Outstanding at December 31, 2012	12,663,566	$0.09	35,132,136	$0.13

(1)	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]

The following summarizes the status of options and warrants outstanding at December 31, 2012:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.01	1,414,280	3.50
$0.07	214,286	9.69
$0.08	9,300,000	9.63
$0.15	1,210,000	2.39
$0.35	525,000	0.57
Total	12,663,566

Warrants:
$0.01	200,000	3.46
$0.075	8,657,746	1.34
$0.10	3,128,572	1.35
$0.12	500,000	1.33
$0.13	631,429	1.38
$0.15	12,133,999	4.30
$0.16	500,000	1.27
$0.17	1,882,353	1.27
$0.18	200,000	1.11
$0.20	2,532,739	1.08
$0.25	1,375,000	1.74
$0.35	150,000	0.50
$0.46	2,685,748	0.41
$0.65	554,550	0.19
Total	35,132,136

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

The following table is the listing of stock options and warrants as of December 31, 2012 by year of grant:

Stock Options:
Year	Shares	Price
2008	993,292	$.01-.35
2009	75,000	.35
2010	1,210,000	.15
2011	870,988	.01
2012	9,514,286	.07 - .08
Total	12,663,566	$.01- .35

Warrants:
Year	Shares	Price
2008	1,592,858	$.13-.46
2009	193,207	.13
2010	3,435,662	.01-.65
2011	18,222,243	.075-.25
2012	11,688,166	.10 -.20
Total	35,132,136	$.01-.65

LOSS PER SHARE (Tables )	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table presents the shares used in the basic and diluted loss per common share computations:

			From
	Year Ended		April 23, 2002
	December 31,		(Inception) To
	2012	2011	December 31, 2012
Numerator:
Net loss available in basic and diluted calculation	$(7,422,155)	$(4,486,879)	$(19,291,111)

Denominator:
Weighted average common shares outstanding-basic	69,587,814	24,282,433	12,143,184

Effect of dilutive stock options and warrants (1)	-	-	-

Weighted average common shares outstanding-diluted	69,587,814	24,282,433	12,143,184

Loss per common share-basic and diluted	$(0.11)	$(0.18)	$(1.59)

(1) The number of shares underlying options and warrants outstanding as of December 31, 2012 and December 31, 2011 are 47,795,702 and 32,679,862, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of deferred income taxes at December 31, 2012 and December 31, 2011 are as follows:

	December 31,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$2,209,000	$1,564,000
Other	73,000	49,000
Total Deferred Tax Asset	2,282,000	1,613,000
Less Valuation Allowance	2,282,000	1,613,000
Net Deferred Income Taxes	$—	$—

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt is as follows:

	December 31, 2012	December 31, 2011
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes were renegotiated on December 31, 2012.	—	98,659
Note payable issued on October 26, 2009, net of a discount of $0 and $0 discount, with interest at 8% to March 31, 2012 when the remaining balance was payable and convertible into shares of common stock at $.35 per share. The note was renegotiated in February 2013.	100,000	100,000
Notes payable issued to two individuals in January 2010. The notes bear interest at 8%, mature March 31, 2012 and were convertible into shares of common stock at 50% of the weighted average closing bid price over any 10 consecutive days of trading. Both notes were converted in May 2012, for 1,147,178 and 1,856,045 shares, respectively.	—	100,000
Note payable issued on June 12, 2010, net of a discount of $0 and $14,931. The note bears interest at 12% to March 31, 2012 when the remaining balance was payable, and is convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	200,000	185,069
Note payable issued on June 14, 2011 to an institutional investor. The note bears interest at 8%, matures June 14, 2012 and was convertible into shares of common stock at 55% of the average of the five lowest closing prices in any 10 day trading period. The note was converted in the first quarter of 2012 for 949,778 shares.	—	63,000
Note payable issued on July 12, 2011 to an institutional investor. The note bears interest at 8%, matures April 16, 2012 and was convertible into shares of common stock at 60% of the average of the five lowest closing prices in any 10 day trading period. The note was converted over the first two quarters of 2012 for 1,046,920 shares.	—	37,500
Note payable issued on September 16, 2010 to an institutional investor. The note bears interest at 10%, matures March 15, 2012 and was convertible into shares of common stock at $.18 per share. The note was paid off in November 2012, and replaced by four convertible notes due April 6, 2013; see below.	—	100,000
Note payable issued on December 23, 2010, net of a discount of $0 and $4,960. The note bears interest at 10%, matures December 23, 2012 and was convertible into shares of common stock at $.084 per share. The note was renegotiated in February 2013.	16,800	11,840
Note payable issued on December 31, 2010 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures December 31, 2014 and is convertible into shares of common stock at $.15 per share. The note was converted in May 2012 along with a $185,299 Accounts Payable debt to the same note holder for 6,143,311 shares distributed to five shareholders.	—	457,300
Note payable issued on September 21, 2010 to the parents of one of the Company’s directors, net of a discount of $0 and $0. The note bears interest at 12%, matures March 30, 2012 and was convertible into shares of common stock at $.18 per share. The note was renegotiated in February 2013.	32,000	32,000
Notes payable issued in January 2011 to three individuals, net of a debt discount of $23,954. The notes bear interest at 10%, have a 24-month term and are convertible into shares of common stock at $0.084 to $0.10 per share. Two of the notes have been converted into 565,834 and 316,898 shares, respectively. The third note was paid off and replaced by four convertible notes due April 6, 2013; see below.	—	126,046
Note payable issued January 1, 2011 to a law firm that accepted this note in full payment of their past due legal fees. The note bears interest at 6%, matures January 1, 2015 and is convertible into shares of common stock at $.15 per share.	89,300	89,300
On November 18, 2011 the Company issued a convertible note with an institutional investor at 8% interest convertible into common stock at 60% of the average of the five lowest closing prices in any ten day trading period. The note matures on August 21, 2012. The note was converted in June 2012 for 1,637,753 shares.	—	50,000
On November 6, 2012 the Company issued four convertible notes at 20% interest, each, net of an aggregate discount of $21,138, due on April 6, 2013.	122,774	—
Total	560,874	1,450,714
Less amount due within one year	471,574	820,561
Long-Term Debt	$89,300	$630,153

Schedule Of Principal Payment [Table Text Block]	Principal payments required during the years 2013 to 2015 are as follows:
2013	$492,712
2014	$0
2015	$89,300

RENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
Rent Obligation [Abstract]
Schedule of Rent Expense [Table Text Block]	The Company’s rent obligation for the next five years are as follows:
2013	$32,000
2014	$36,000
2015	$37,000
2016	$38,000
2017	$39,000

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The inputs to the Black-Scholes model during 2009 through 2012 were as follows:

Stock price	$ .05 to $.50
Exercise price	$ .01 to $.65
Expected life	.50 to 9.67 years
Expected volatility	54% to 68%
Assumed dividend rate	- %
Risk-free interest rate	.13% to 2.97%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The original valuations, annual gain (loss) and end of year valuations are shown below:

	Initial Value	Annual Gain (Loss)	Value at 12/31/09	2010 Gain (Loss)	Value at 12/31/10	2011 Gain (Loss)	Value at 12/31/2011	2012 Gain (Loss)	Value at12/31/2012

January 1, 2009 adoption	$479,910	$(390,368)	$870,278	$868,772	$1,506	$(88,290)	$89,796	$(21,856)	$111,652
Warrants issued in quarter ended 6/30/2009	169,854	20,847	149,007	147,403	1,604	(4,689)	6,293	6,293	-
Warrants issued in quarter ended 9/30/2009	39,743	(738)	40,481	40,419	62	(1,562)	1,624	910	714
Warrants issued in quarter ended 12/31/2009	12,698	617	12,081	12,053	28	(724)	752	415	337
Subtotal	702,205		1,071,847
Warrants issued in quarter ended 3/31/2010	25,553			25,014	539	(5,571)	6,109	3,701	2,408
Warrants issued in quarter ended 6/30/2010	31,332			30,740	592	(6,122)	6,714	6,083	631
Warrants issued in quarter ended 9/30/2010	31,506			20,891	10,615	(44,160)	54,775	1,338	53,437
Total	$790,596	$(369,642)	$1,071,847	$1,145,292	$14,946	$(151,118)	$166,063	$(3,116)	$169,179

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Finished goods	$ 91,008	$ 94,331
Raw materials	39,543	3,274
Work-In-Process	14,658	0
Total	$ 145,209	$ 97,605

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2012
Office Equipment [Member]
Property Plant and Equipment Useful Life	3 years
Furniture and Fixtures [Member]
Property Plant and Equipment Useful Life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended							3 Months Ended		12 Months Ended					128 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Mar. 15, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 15, 2013 Subsequent Event [Member] Warrant One [Member]	Mar. 15, 2013 Subsequent Event [Member] Warrant Two [Member]	Dec. 31, 2008 Patents [Member]
Stockholders' Equity, Period Increase (Decrease)										$ 696,000					$ 4,619,000
Debt Instrument, Increase (Decrease) for Period, Net										529,000					2,112,000
Proceeds from Issuance of Private Placement																			500,000
Percentage Of Royalty To Be Paid On Patent														4.00%
Payments Made To Acquire Patent														75,000
Compensation For Product Development, Rate Per Hour													95
Stock Issued During Period, Shares, Share-based Compensation, Gross																						150,000
Equity Issuance Per Share Amount	$ 0.1		$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65								$ 1.67							$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										7 years 7 months 17 days			2 years 6 months			3 years 5 months 16 days	1 year 4 months 2 days					5 years
Share Based Compensation Arrangement By Share Based Payment Award Expiration Date																						Jun 30, 2013
Stock Issued During Period, Value, Share-based Compensation, Gross																						8,980
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													1.37%									3.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate													63.00%									59.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%	0.00%	0.00%	0.00%								0.00%
Advertising Expense								0	0	0	1,100
Accounts Payable								22,000		22,000					22,000
Debt Instrument, Convertible, Effective Interest Rate		24.00%																	8.00%
Convertible Debt																			300,000
Shares issued at $.15 per share as conversion of debt (in shares)																			2,500,000
Debt Instrument, Convertible, Conversion Price								$ 0.065		$ 0.065					$ 0.065				$ 0.15
Common stock, par value (in dollars per share)								$ 0.01		$ 0.01	$ 0.01				$ 0.01			$ 0.01	$ 0.01
Sale of Stock, Price Per Share																		$ 0.07	$ 0.07
Class of Warrant or Right, Exercise Price of Warrants or Rights																			0.15
Sale of Stock, Number of Shares Issued in Transaction																		7,142,858
Proceeds From Sale Of Common Stock																		500,000
Warrants Issued To Purchase Common Stock																				7,142,858	3,571,429
Common Stock Exercise Price																				$ 0.08	$ 0.15
Research and Development Expense										$ 15,000	$ 0

DEVELOPMENT STAGE OPERATIONS (Details Textual) (USD $)	1 Months Ended						128 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Dec. 31, 2012
Common Stock, Shares, Issued							104,247,228
Equity Issuance Per Share Amount	$ 0.1	$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65	$ 1.67

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006
Stock Option [Member]
Outstanding Number Of Shares	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares	(2,235,368)	[1]	(83,941)	[1]	(207,956)	[1]
Exercised - Number of Shares	(412,963)	[1]	(100,000)	[1]
Outstanding Number Of Shares	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price	$ 0.11	[1]	$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price	$ 0.01	[1]	$ 0.01	[1]
Outstanding - Average Exercise Price	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]
Warrant [Member]
Outstanding Number Of Shares	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Number of Shares	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Expired - Number of Shares	(3,366,455)	[1]	(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]
Exercised - Number of Shares	(71,826)	[1]			(128,571)	[1]
Outstanding Number Of Shares	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]
Outstanding - Average Exercise Price	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]
Issued - Average Exercise Price	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Expired - Average Exercise Price	$ 0.5	[1]	$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]
Exercised - Average Exercise Price	$ 0.01	[1]			$ 0.46	[1]
Outstanding - Average Exercise Price	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	12 Months Ended																																12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2012 Warrant One [Member]	Dec. 31, 2012 Warrant Two [Member]	Dec. 31, 2012 Warrant Three [Member]	Dec. 31, 2012 Warrant Four [Member]	Dec. 31, 2012 Warrant Five [Member]	Dec. 31, 2012 Warrant Six [Member]	Dec. 31, 2012 Warrant Seven [Member]	Dec. 31, 2012 Warrant Eight [Member]	Dec. 31, 2012 Warrant Nine [Member]	Dec. 31, 2012 Warrant Ten [Member]	Dec. 31, 2012 Warrant Eleven [Member]	Dec. 31, 2012 Warrant Twelve [Member]	Dec. 31, 2012 Warrant Thirteen [Member]	Dec. 31, 2012 Warrant Fourteen [Member]	Dec. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Dec. 31, 2012 Stock Options One [Member]	Dec. 31, 2012 Stock Options Two [Member]	Dec. 31, 2012 Stock Options Three [Member]	Dec. 31, 2012 Stock Options Four [Member]	Dec. 31, 2012 Stock Options Five [Member]	Dec. 31, 2012 Stock Option [Member]		Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]
Range of Exercise Prices			$ 0.01	$ 0.075	$ 0.1	$ 0.12	$ 0.13	$ 0.15	$ 0.16	$ 0.17	$ 0.18	$ 0.2	$ 0.25	$ 0.35	$ 0.46	$ 0.65	$ 0.13	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]	$ 0.01	$ 0.07	$ 0.08	$ 0.15	$ 0.35	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Shares			200,000	8,657,746	3,128,572	500,000	631,429	12,133,999	500,000	1,882,353	200,000	2,532,739	1,375,000	150,000	2,685,748	554,550	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]	1,414,280	214,286	9,300,000	1,210,000	525,000	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Weighted Average Remaining Life	7 years 7 months 17 days	2 years 6 months	3 years 5 months 16 days	1 year 4 months 2 days	1 year 4 months 6 days	1 year 3 months 29 days	1 year 4 months 17 days	4 years 3 months 18 days	1 year 3 months 7 days	1 year 3 months 7 days	1 year 1 month 10 days	1 year 0 months 29 days	1 year 8 months 26 days	0 years 6 months	0 years 4 months 28 days	0 years 2 months 8 days																	3 years 6 months	9 years 8 months 8 days	9 years 7 months 17 days	2 years 4 months 20 days	0 years 6 months 25 days

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006		Dec. 31, 2005
Minimum [Member]
Issued - Average Exercise Price	$ 0.0111		$ 0.0126						$ 0.102
Maximum [Member]
Issued - Average Exercise Price	$ 0.096		$ 0.3412						$ 0.336
Warrant One [Member]
Issued - Number of Shares									1,592,858
Shares	200,000
Warrant One [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.13
Warrant One [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.46
Warrant Two [Member]
Issued - Number of Shares							193,207
Shares	8,657,746
Issued - Average Exercise Price							$ 0.13
Warrant Three [Member]
Issued - Number of Shares					3,435,662
Shares	3,128,572
Warrant Three [Member] | Minimum [Member]
Issued - Average Exercise Price					$ 0.01
Warrant Three [Member] | Maximum [Member]
Issued - Average Exercise Price					$ 0.65
Warrant Four [Member]
Issued - Number of Shares			18,222,243
Shares	500,000
Warrant Four [Member] | Minimum [Member]
Issued - Average Exercise Price			$ 0.075
Warrant Four [Member] | Maximum [Member]
Issued - Average Exercise Price			$ 0.25
Warrant Five [Member]
Issued - Number of Shares	11,688,166
Shares	631,429
Warrant Five [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.1
Warrant Five [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.2
Warrant Six [Member]
Shares	12,133,999
Warrant Seven [Member]
Shares	500,000
Warrant [Member]
Issued - Number of Shares	11,688,166	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Shares	35,132,136	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Average Exercise Price	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Warrant [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.01
Warrant [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.65
Stock Options One [Member]
Issued - Number of Shares									993,292
Shares	1,414,280
Stock Options One [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.01
Stock Options One [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.35
Stock Options Two [Member]
Issued - Number of Shares							75,000		1,243,292
Shares	214,286
Issued - Average Exercise Price							$ 0.35
Stock Options Three [Member]
Issued - Number of Shares					1,210,000
Shares	9,300,000
Issued - Average Exercise Price					$ 0.15
Stock Options Four [Member]
Issued - Number of Shares			870,988
Shares	1,210,000
Issued - Average Exercise Price			$ 0.01
Stock Options Five [Member]
Issued - Number of Shares	9,514,286
Shares	525,000
Stock Options Five [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.07
Stock Options Five [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.08
Stock Option [Member]
Issued - Number of Shares	9,514,286	[1]	2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	12,663,566	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Average Exercise Price	$ 0.08	[1]	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Stock Option [Member] | Minimum [Member]
Issued - Average Exercise Price	$ 0.01
Stock Option [Member] | Maximum [Member]
Issued - Average Exercise Price	$ 0.35

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.

STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended								12 Months Ended					128 Months Ended
	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Jan. 15, 2013	Sep. 07, 2011	Jul. 22, 2010
Weighted Average Remaining Life									7 years 7 months 17 days			2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum									0.13%	0.13%	0.13%	0.13%	2.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum									2.97%	2.97%	2.97%	2.97%	4.50%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum									54.00%	54.00%	54.00%	54.00%	53.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum									68.00%	68.00%	68.00%	68.00%	66.00%
Convertible Debt, Issuance Of Warrants								$ 100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description									The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.
Amortization of debt discount	33,469	47,908		15,553		30,150	92,700	40,242	57,518	112,031				342,802
Debt Instrument Convertible Remaining Discount Amortization Period 1		24 months	24 months	18 months	22 months	24 months		5 years
Convertible Bridge Debt, Issuance Of Warrants							170,000	170,000
Debt Instrument, Maturity Date							Apr 30, 2008
Proceeds from Issuance of Debt			16,800	32,000	200,000	100,000
Warrants Issued During Period, Shares, In Connection With Convertible Debt		1,595,239	200,000	320,000	1,111,112	200,000
Equity Issuance Per Share Amount	$ 0.1	$ 0.2	$ 0.084	$ 0.18	$ 0.46	$ 0.65								$ 1.67
Warrants Issued During Period, Value, In Connection With Convertible Debt			7,232		96,613
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												63.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									11,200,602					11,200,602
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price									$ 0.09					$ 0.09
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1									7 years 7 months 17 days
Stock-based registration payments									0	0				355,124
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options									108,278					108,278
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1									19 months
Stockholders' Equity, Reverse Stock Split													Under the terms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Company's shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.
Common stock, shares authorized									300,000,000	300,000,000				300,000,000	300,000,000	200,000,000	80,000,000
Vested stock options and warrants									830,372	1,937,638				3,497,672
Convertible Note Conversion Price									$ 0.1
Debt Instrument, Unamortized Discount									33,469					33,469
Share Based Compensation Arrangement By Share Based Paymen Taward Warrant Vested and Expected To Vest Exercisable Number									35,132,136					35,132,136
Convertible Notes One [Member]
Proceeds from Issuance of Debt	27,500	50,000
Convertible Notes Two [Member]
Proceeds from Issuance of Debt	27,500	50,000
Convertible Notes Three [Member]
Proceeds from Issuance of Debt	51,243	50,000
Convertible Note Four [Member]
Proceeds from Issuance of Debt	$ 50,000
Stock Options and Warrants [Member]
Weighted Average Remaining Life									3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum										0.34%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum										2.44%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum										54.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum										66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									54.00%
Stock Options and Warrants One [Member]
Weighted Average Remaining Life									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									59.00%
Stock Options and Warrants Two [Member]
Weighted Average Remaining Life									10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									66.00%
Minimum [Member]
Weighted Average Remaining Life									6 months	6 months	6 months	6 months	2 years 6 months
Issued - Average Exercise Price									$ 0.0111	$ 0.0126			0.102
Minimum [Member] | Stock Options and Warrants [Member]
Weighted Average Remaining Life										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									0.33%
Maximum [Member]
Weighted Average Remaining Life									9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	7 years 6 months
Issued - Average Exercise Price									$ 0.096	$ 0.3412			0.336
Maximum [Member] | Stock Options and Warrants [Member]
Weighted Average Remaining Life										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.80%

LOSS PER SHARE (Details) (USD $)	12 Months Ended				128 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012
Numerator:
Net loss available in basic and diluted calculation	$ (7,422,155)		$ (4,486,879)		$ (19,291,111)
Denominator:
Weighted average common shares outstanding-basic	69,587,814		24,282,433		12,143,184
Effect of dilutive stock options and warrants (1)	0	[1]	0	[1]	0 [1]
Weighted average common shares outstanding-diluted	69,587,814		24,282,433		12,143,184
Loss per common share-basic and diluted	$ (0.11)		$ (0.18)		$ (1.59)

[1]	The number of shares underlying options and warrants outstanding as of December 31, 2012 and December 31, 2011 are 47,795,702 and 32,679,862, respectively. The effect of the shares that would be issued upon exercise of such options and warrants has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

LOSS PER SHARE (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Options and Warrants Outstanding	$ 47,795,702	$ 32,679,862

INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset:
Net Operating Loss	$ 2,209,000	$ 1,564,000
Other	73,000	49,000
Total Deferred Tax Asset	2,282,000	1,613,000
Less Valuation Allowance	2,282,000	1,613,000
Net Deferred Income Taxes	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Valuation Allowance Percentage	100.00%
Operating Loss Carryforwards	$ 9,470,000
Operating Loss Carryforwards, Expiration Dates	2017

LONG-TERM DEBT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total	$ 560,874	$ 1,450,714
Less amount due within one year	471,574	820,561
Long-Term Debt	89,300	630,153
Note Payable To Individuals [Member]
Total	0	98,659
Note Payable Issued One [Member]
Total	100,000	100,000
Note Payable Issued Two [Member]
Total	0	100,000
Note Payable Issued Three [Member]
Total	200,000	185,069
Note Payable Issued Four [Member]
Total	0	63,000
Note Payable Issued Five [Member]
Total	0	37,500
Note Payable Issued Six [Member]
Total	0	100,000
Note Payable Issued Seven [Member]
Total	16,800	11,840
Note Payable Issued Eight [Member]
Total	0	457,300
Note Payable Issued Nine [Member]
Total	32,000	32,000
Note Payable Issued Ten [Member]
Total	0	126,046
Note Payable Issued Eleven [Member]
Total	89,300	89,300
Convertible Notes Payable [Member]
Total	0	50,000
Note Payable Issued Twelve [Member]
Total	$ 122,774	$ 0

LONG-TERM DEBT (Details 1) (USD $)	Dec. 31, 2012
2013	$ 492,712
2014	0
2015	$ 89,300

LONG-TERM DEBT (Details Textual) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jul. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Note Payable Issued One [Member]	Dec. 31, 2011 Note Payable Issued One [Member]	Dec. 31, 2012 Note Payable Issued Two [Member]	Dec. 31, 2011 Note Payable Issued Two [Member]	Dec. 31, 2012 Note Payable Issued Three [Member]	Dec. 31, 2011 Note Payable Issued Three [Member]	Mar. 31, 2012 Note Payable Issued Four [Member]	Dec. 31, 2012 Note Payable Issued Four [Member]	Jun. 30, 2012 Note Payable Issued Five [Member]	Dec. 31, 2012 Note Payable Issued Five [Member]	Dec. 31, 2012 Note Payable Issued Six [Member]	Dec. 31, 2012 Note Payable Issued Seven [Member]	Dec. 31, 2011 Note Payable Issued Seven [Member]	Dec. 31, 2012 Note Payable Issued Eight [Member]	Dec. 31, 2012 Note Payable Issued Nine [Member]	Dec. 31, 2011 Note Payable Issued Nine [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member]	Dec. 31, 2011 Note Payable Issued Ten [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member] Minimum [Member]	Dec. 31, 2012 Note Payable Issued Ten [Member] Maximum [Member]	Dec. 31, 2012 Note Payable Issued Eleven [Member]	Dec. 31, 2012 Note Payable Issued Twelve [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Note Payable To Individuals [Member]	Dec. 31, 2011 Note Payable To Individuals [Member]
Note Payable Issued Date				Oct 26, 2009		Jan 31, 2010		Jun 12, 2010			Jun 14, 2011		Jul 12, 2011	Sep 16, 2010	Dec 23, 2010		Dec 31, 2010	Sep 21, 2010		Jan 1, 2011				Jan 1, 2011	Nov 6, 2012	Nov 18, 2011
Debt Instrument, Unamortized Discount		$ 33,469		$ 0	$ 0			$ 0	$ 14,931						$ 0	$ 4,960		$ 0	$ 0		$ 23,954				$ 21,138		$ 0	$ 1,341
Debt Instrument, Interest Rate During Period				8.00%		8.00%		12.00%			8.00%		8.00%	10.00%	10.00%		6.00%	12.00%		10.00%				6.00%	20.00%	8.00%	12.00%
Convertible Notes Converted Into Common Stock						1,147,178	1,856,045			949,778		1,046,920								565,834	316,898					1,637,753
Convertible Notes, Conversion Price				$ 0.35				$ 0.18						$ 0.18	$ 0.084		$ 0.15	$ 0.18				$ 0.084	$ 0.1	$ 0.15
Debt Instrument, Maturity Date	Apr 30, 2008			Mar 31, 2012		Mar 31, 2012		Mar 31, 2012			Jun 14, 2012		Apr 16, 2012	Mar 15, 2012	Dec 23, 2012		Dec 31, 2014	Mar 30, 2012						Jan 1, 2015		Aug 21, 2012	Mar 31, 2012
Debt, Weighted Average Interest Rate						50.00%					55.00%		60.00%													60.00%
Convertible Notes Due Date														Apr 6, 2013						Apr 6, 2013					Apr 6, 2013
Interest Paid		31,008	280
Negotiating Payment Plan Matuity Date				February 2013				February 2013							February 2013			February 2013									December 31, 2012
Stock issued upon conversion of debt at $.065 per share		185,299															185,299
Stock issued upon conversion of debt at $.065 per share (in shares)																	6,143,311
Repayments Of Notes Payable Due		450,958
Repayments Of Notes Payable Due In Year One		67,500
Repayments Of Notes Payable Due In Year Two		90,000
Repayments Of Notes Payable Due In Year Three		$ 97,500
Secured Debt Common Stock Shares		1,000,000
Escrow Account Release Of Common Stock Shares Description		The escrow account releases 1/3 or 333,333 shares per year to the Company if there is no default.

RENT OBLIGATION (Details) (USD $)	Dec. 31, 2012
2013	$ 32,000
2014	36,000
2015	37,000
2016	38,000
2017	$ 39,000

RENT OBLIGATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Period Extended	five years
Operating Leases, Rent Expense	$ 45,961	$ 49,975
Lease Expiration Date	Jan 31, 2018

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock price				$ 0.35
Exercise price				$ 0.46
Expected life	7 years 7 months 17 days			2 years 6 months
Expected volatility - Minimum	54.00%	54.00%	54.00%	54.00%	53.00%
Expected volatility - Maximum	68.00%	68.00%	68.00%	68.00%	66.00%
Assumed dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate - Minimum	0.13%	0.13%	0.13%	0.13%	2.00%
Risk-free interest rate - Maximum	2.97%	2.97%	2.97%	2.97%	4.50%
Minimum [Member]
Stock price	0.05	0.05	$ 0.05	$ 0.05
Exercise price	0.01	0.01	$ 0.01	$ 0.01
Expected life	6 months	6 months	6 months	6 months	2 years 6 months
Maximum [Member]
Stock price	0.5	0.5	$ 0.5	$ 0.5
Exercise price	0.65	0.65	$ 0.65	$ 0.65
Expected life	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	7 years 6 months

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details 1) (USD $)	3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Sep. 30, 2010	Dec. 31, 2009	Dec. 31, 2008
Total	$ 31,506	$ 31,332	$ 25,553	$ 12,698	$ 39,743	$ 169,854	$ 790,596	$ 702,205	$ 479,910
Annual Gain (Loss)				617	(738)	20,847	(369,642)		(390,368)
Value At 2009 [Member]
Initial Value				12,081	40,481	149,007	1,071,847	1,071,847	870,278
Value At 2010 [Member]
Initial Value	10,615	592	539	28	62	1,604	14,946		1,506
Gain Loss 2010 [Member]
Annual Gain (Loss)	20,891	30,740	25,014	12,053	40,419	147,403	1,145,292		868,772
Value At 2011 [Member]
Initial Value	54,775	6,714	6,109	752	1,624	6,293	166,063		89,796
Gain Loss 2011 [Member]
Annual Gain (Loss)	(44,160)	(6,122)	(5,571)	(724)	(1,562)	(4,689)	(151,118)		(88,290)
Value At 2012 [Member]
Initial Value	53,437	631	2,408	337	714	0	169,179		111,652
Gain Loss 2012 [Member]
Annual Gain (Loss)	$ 1,338	$ 6,083	$ 3,701	$ 415	$ 910	$ 6,293	$ (3,116)		$ (21,856)

LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Weighted Average Remaining Life	7 years 7 months 17 days			2 years 6 months				6 months	6 months	6 months	6 months	2 years 6 months		9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	9 years 8 months 1 day	7 years 6 months
Reduction In Stock Price							$ 0.22			$ 0.22			$ 0.5			$ 0.5
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 3,414,301	$ 2,353,268				$ 479,910
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsExercisePrice				$ 0.46			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.65	$ 0.65	$ 0.65	$ 0.65	$ 0.65
ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsStockPrice				$ 0.35			$ 0.05	$ 0.05	$ 0.05	$ 0.05	$ 0.05		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended								2 Months Ended	12 Months Ended	128 Months Ended						1 Months Ended					1 Months Ended		3 Months Ended		3 Months Ended
	Mar. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Mar. 28, 2012	May 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Aug. 13, 2012	Dec. 31, 2011	Mar. 28, 2012 First Advance [Member]	Mar. 28, 2012 Second Advance [Member]	Dec. 31, 2012 Related Party [Member]	Nov. 30, 2012 Samuel Herschkowitz [Member]	Aug. 31, 2012 Samuel Herschkowitz [Member]	Dec. 31, 2012 Samuel Herschkowitz [Member]	Sep. 30, 2012 Samuel Herschkowitz [Member]	Mar. 28, 2012 Samuel Herschkowitz [Member]	Aug. 31, 2012 Sok Partners [Member]	Mar. 28, 2012 Sok Partners [Member]	Dec. 31, 2012 Sok Partners [Member]	Sep. 30, 2012 Sok Partners [Member]	Dec. 31, 2012 Board Of Directors Chairman [Member]	Dec. 31, 2012 Director [Member]
Payments Made To Officers One																										$ 25,000
Proceeds from Issuance or Sale of Equity										3,000,000
Payments Made To Officers Two																											30,000
Related Party Transaction, Due from (to) Related Party										2,000	2,000					46,000
Accounts Payable, Related Parties										10,000	10,000
Converible Note Percentage		20.00%		20.00%							20.00%
Converible Note Principal Amount		156,243		600,000				240,000
Notes payable to two individuals, net of discounts of $0 and $1,341 with interest only payments at 12% to March 2012 when the remaining balance is payable. The notes are convertible into 285,715 shares of common stock in the Company at $.35 per share.										100,000	100,000		98,659							240,000	240,000		357,282		357,282
Debt Instrument, Convertible, Effective Interest Rate			24.00%
Advance Under Note														300,000	84,657				357,282					300,000
Cash Advance Net Of Interest								60,000
Debt Instrument, Convertible, Conversion Price										$ 0.065	$ 0.065
Stock Issued During Period, Shares, Conversion of Units			42,700,000							42,700,000													4,615,385	4,615,385
Stock Issued During Period, Value, Conversion of Units									600,000
Stock Issued During Period, Shares, Other							1,546,667
Stock Transferred During Period						7,500,000
Shares Issued Related Party Transactions One										277,778
Price Per Share Related Party Transactions										$ 0.09
Warrants Shares Related Party Transactions					30,000
Warrants Price Per Share Related Party Transactions					$ 0.15
Shares Issued Related Party Transactions Two								4,615,385										26,500,000				26,500,000
Debt Instrument Convertible Conversion Price Minimum												$ 0.014
Debt Instrument Convertible Conversion Price Maximum												$ 0.065
Shares Issued Related Party Transactions Three										1,562,430							1,562,430
Proceeds from Related Party Debt		$ 155,000
Convertible Note Due Date	Apr 30, 2103
Related Party Transaction, Description of Transaction	(i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000.

RETIREMENT SAVINGS PLANS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan, Employer Matching Contribution, Percent	100.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,654